Net interest income and average balance sheet and interest rates	12 Months Ended
Sep. 30, 2023
Net interest income and average balance sheet and interest rates
Net interest income and average balance sheet and interest rates

Note 3. Net interest income and average balance sheet and interest rates

Net interest income

Accounting policy

Interest income and interest expense for all interest earning financial assets and interest bearing financial liabilities at amortised cost or FVOCI, detailed within the table below, are recognised using the effective interest method. Net income from treasury’s interest rate and liquidity management activities and the cost of the Bank levy are included in net interest income.

The effective interest method calculates the amortised cost of a financial instrument by discounting the financial instrument’s estimated future cash receipts or payments to their present value and allocates the interest income or interest expense, including any fees, costs, premiums or discounts integral to the instrument, over its expected life.

Interest income is calculated based on the gross carrying amount of financial assets in stages 1 and 2 of the Group’s ECL model and on the carrying amount net of the provision for ECL for financial assets in stage 3.

	Consolidated			Parent Entity
$m	2023	2022	2021	2023	2022
Interest income[1]
Calculated using the effective interest method
Cash and balances with central banks	4,277	683	30	3,785	534
Collateral paid	581	68	16	578	67
Investment securities	2,037	1,126	1,200	1,846	1,002
Loans	35,582	21,096	20,756	30,518	17,853
Other financial assets	38	2	2	37	2
Due from subsidiaries	-	-	-	2,145	797
Assets held for sale	-	6	128	-	6
Total interest income calculated using the effective interest method	42,515	22,981	22,132	38,909	20,261
Other
Net ineffectiveness on qualifying hedges	94	(77)	(46)	94	(80)
Trading securities and financial assets measured at FVIS	1,143	347	192	1,044	317
Due from subsidiaries	-	-	-	(146)	115
Total other	1,237	270	146	992	352
Total interest income	43,752	23,251	22,278	39,901	20,613
Interest expense
Calculated using the effective interest method
Collateral received	(327)	(64)	(4)	(319)	(64)
Deposits and other borrowings	(14,993)	(2,810)	(1,801)	(12,666)	(2,097)
Debt Issues	(4,667)	(2,257)	(1,861)	(4,221)	(2,028)
Due to subsidiaries	-	-	-	(2,802)	(1,389)
Loan capital	(1,448)	(1,026)	(849)	(1,408)	(1,025)
Other financial liabilities	(516)	(162)	(112)	(302)	(124)
Liabilities held for sale	-	-	(11)	-	-
Total interest expense calculated using the effective interest method	(21,951)	(6,319)	(4,638)	(21,718)	(6,727)
Other
Deposits and other borrowings	(1,925)	(399)	(67)	(1,789)	(345)
Trading liabilities[2]	(653)	1,169	(122)	(671)	1,177
Debt issues	(494)	(93)	(64)	(338)	(57)
Bank levy	(332)	(340)	(392)	(332)	(340)
Due to subsidiaries	-	-	-	131	93
Other interest expense	(80)	(108)	(136)	(69)	(97)
Liabilities held for sale	-	-	(1)	-	-
Total other	(3,484)	229	(782)	(3,068)	431
Total interest expense	(25,435)	(6,090)	(5,420)	(24,786)	(6,296)
Net interest income	18,317	17,161	16,858	15,115	14,317

1.

Included items relating to compliance, regulation and remediation costs recognised as a reduction in net interest income of $57 million (2022: $1 million addition, 2021: $106 million addition) for the Group, and a reduction of $67 million (2022: $7 million addition) for the Parent Entity. Refer to Note 25 for further details.

2.	Includes net impact of Treasury balance sheet management activities.

Note 3. Net interest income and average balance sheet and interest rates (continued)

Average balance sheet and interest rates

The daily average balances of the Group’s interest earning assets and interest bearing liabilities are shown below along with their interest income or expense.

		2023			2022			2021
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	income	rate	balance	income	rate	balance	income	rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Loans[1]:
Australia	607,154	30,164	5.0	582,456	17,694	3.0	558,435	17,896	3.2
New Zealand	91,057	5,028	5.5	88,002	3,203	3.6	85,525	2,735	3.2
Other overseas	6,548	390	6.0	6,362	199	3.1	6,440	125	1.9
Housing
Australia	424,427	19,640	4.6	411,950	11,851	2.9	400,072	12,330	3.1
New Zealand	60,159	2,702	4.5	57,716	1,796	3.1	54,522	1,626	3.0
Other overseas	468	18	3.8	492	19	3.9	186	4	2.2
Personal
Australia	11,954	1,001	8.4	13,910	1,084	7.8	16,058	1,297	8.1
New Zealand	1,094	102	9.3	1,126	115	10.2	1,300	141	10.8
Other overseas	7	1	14.3	7	1	14.3	-	-	-
Business
Australia	170,773	9,523	5.6	156,596	4,759	3.0	142,305	4,269	3.0
New Zealand	29,804	2,224	7.5	29,160	1,292	4.4	29,703	968	3.3
Other overseas	6,073	371	6.1	5,863	179	3.1	6,254	121	1.9
Trading securities and financial assets measured at FVIS:
Australia	23,486	843	3.6	16,715	235	1.4	16,659	116	0.7
New Zealand	3,959	201	5.1	3,784	76	2.0	3,881	28	0.7
Other overseas	2,641	99	3.7	2,337	36	1.5	3,251	48	1.5
Investment securities:
Australia	66,631	1,822	2.7	70,804	985	1.4	81,665	1,104	1.4
New Zealand	6,164	148	2.4	4,950	85	1.7	4,492	74	1.6
Other overseas	2,082	67	3.2	2,027	56	2.8	1,552	22	1.4
Other interest earning assets[1]:
Australia	96,291	3,424	3.6	82,102	366	0.4	37,729	(30)	(0.1)
New Zealand	10,496	496	4.7	9,769	153	1.6	6,579	12	0.2
Other overseas	24,867	1,070	4.3	17,238	157	0.9	9,105	20	0.2
Assets held for sale:
Australia	-	-	-	425	6	1.4	1,583	28	1.8
Other overseas	-	-	-	-	-	-	2,560	100	3.9
Total interest earning assets and interest income	941,376	43,752	4.6	886,971	23,251	2.6	819,456	22,278	2.7
Non-interest earning assets
Derivative financial instruments	23,423			23,395			20,305
Life insurance assets	-			-			226
Assets held for sale	-			2,444			4,590
All other assets[2]	58,429			61,953			61,478
Total non-interest earning assets	81,852			87,792			86,599
Total assets	1,023,228			974,763			906,055

1.      Comparatives has been revised to align to current year presentation.

2.      Includes property and equipment, intangible assets, deferred tax assets, non-interest earning loans relating to mortgage offset accounts and all other non-interest earning assets.

Note 3. Net interest income and average balance sheet and interest rates (continued)

	2023			2022			2021
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	expense	rate	balance	expense	rate	balance	expense	rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Liabilities
Interest bearing liabilities
Deposits and other borrowings:
Australia[1]	484,720	13,544	2.8	455,069	2,249	0.5	430,455	1,400	0.3
New Zealand	64,033	2,464	3.8	60,786	765	1.3	60,066	418	0.7
Other overseas	20,132	910	4.5	21,175	195	0.9	13,610	50	0.4
Certificates of deposit
Australia	31,822	1,128	3.5	29,839	205	0.7	28,243	24	0.1
New Zealand	2,727	136	5.0	2,956	53	1.8	2,938	19	0.6
Other overseas	13,338	657	4.9	14,513	137	0.9	8,096	20	0.2
Transactions
Australia[1]	129,869	2,899	2.2	129,089	572	0.4	120,375	256	0.2
New Zealand	9,397	322	3.4	9,626	77	0.8	10,244	17	0.2
Other overseas	868	7	0.8	842	3	0.4	322	1	0.3
Savings
Australia	189,262	4,804	2.5	191,067	711	0.4	174,736	456	0.3
New Zealand	18,899	537	2.8	20,082	132	0.7	19,243	42	0.2
Other overseas	1,035	25	2.4	935	5	0.5	423	-	-
Term
Australia	133,767	4,713	3.5	105,074	761	0.7	107,101	664	0.6
New Zealand	33,010	1,469	4.5	28,122	503	1.8	27,641	340	1.2
Other overseas	4,891	221	4.5	4,885	50	1.0	4,769	29	0.6
Repurchase agreements:
Australia	34,511	314	0.9	35,136	109	0.3	32,600	54	0.2
New Zealand	4,922	231	4.7	2,543	39	1.5	986	2	0.2
Other overseas	219	11	5.0	100	2	2.0	-	-	-
Loan capital:
Australia	31,895	1,313	4.1	28,961	934	3.2	24,573	754	3.1
New Zealand	2,489	135	5.4	1,747	92	5.3	1,653	85	5.1
Other overseas	-	-	-	-	-	-	368	10	2.7
Other interest bearing liabilities[2]:
Australia	154,859	5,990	3.9	137,796	1,308	0.9	123,252	2,236	1.8
New Zealand	19,986	464	2.3	18,579	403	2.2	16,143	368	2.3
Other overseas	1,854	59	3.2	1,876	(6)	(0.3)	4,075	31	0.8
Liabilities held for sale:
Other overseas	-	-	-	-	-	-	1,335	12	0.9
Total interest bearing liabilities and interest expense	819,620	25,435	3.1	763,768	6,090	0.8	709,116	5,420	0.8

1.      Comparatives has been revised to align to current year presentation.

2.      Includes net impact of Treasury balance sheet management activities and the Bank levy.

Note 3. Net interest income and average balance sheet and interest rates (continued)

	2023			2022			2021
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	expense	rate	balance	expense	rate	balance	expense	rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Non-interest bearing liabilities
Deposits and other borrowings:
Australia[1]	92,967			93,102			76,812
New Zealand	11,940			14,031			12,426
Other overseas	1,292			1,038			7
Derivative financial instruments	26,353			24,750			20,612
Life insurance liabilities	-			-			253
Liabilities held for sale	-			682			2,728
All other liabilities[2]	(218)			7,069			13,202
Total non-interest bearing liabilities	132,334			140,672			126,040
Total liabilities	951,954			904,440			835,156
Shareholders’ equity	71,229			70,268			70,849
Non-controlling interests	45			55			50
Total equity	71,274			70,323			70,899
Total liabilities and equity	1,023,228			974,763			906,055

1.	Comparatives has been revised to align to current year presentation.
2.	Includes other financial liabilities, provisions, current and deferred tax liabilities and all other non-interest bearing liabilities.

Note 3. Net interest income and average balance sheet and interest rates (continued)

Calculation of variances

Net interest income may vary from year to year due to changes in the volume of, and interest rates associated with, interest earning assets and interest bearing liabilities. The following table allocates the change in net interest income between changes in volume and interest rate for those assets and liabilities:

●	Volume changes are determined based on the movements in average asset and liability balances; and
●	Interest rate changes are determined based on the change in interest rate associated with those assets and liabilities. Variances that arise due to a combination of volume and interest rate changes are allocated to interest rate changes.

	2023			2022
Consolidated	Change due to			Change due to
$m	Volume	Rate	Total	Volume	Rate	Total
Interest earning assets
Loans:
Australia	747	11,723	12,470	743	(945)	(202)
New Zealand	111	1,714	1,825	79	389	468
Other overseas	6	185	191	(38)	44	6
Housing
Australia	492	7,297	7,789	468	(947)	(479)
New Zealand	62	844	906	47	123	170
Other overseas	1	(2)	(1)	(4)	3	(1)
Personal
Australia	46	(129)	(83)	49	(262)	(213)
New Zealand	4	(17)	(13)	4	(30)	(26)
Business
Australia	209	4,555	4,764	226	264	490
New Zealand	45	887	932	28	296	324
Other overseas	5	187	192	(34)	41	7
Trading securities and financial assets measured at FVIS:
Australia	101	507	608	6	113	119
New Zealand	4	121	125	(1)	49	48
Other overseas	5	58	63	(13)	1	(12)
Investment securities:
Australia	(65)	902	837	(152)	33	(119)
New Zealand	21	42	63	8	3	11
Other overseas	2	9	11	(2)	4	2
Other interest earning assets:
Australia	72	2,986	3,058	2	394	396
New Zealand	13	330	343	9	132	141
Other overseas	76	837	913	26	111	137
Assets held for sale:
Australia	(6)	-	(6)	(22)	-	(22)
Total change in interest income	1,087	19,414	20,501	645	328	973

Note 3. Net interest income and average balance sheet and interest rates (continued)

	2023			2022
Consolidated	Change due to			Change due to
$m	Volume	Rate	Total	Volume	Rate	Total
Interest bearing liabilities
Deposits and other borrowings:
Australia[1]	137	11,158	11,295	106	743	849
New Zealand	41	1,658	1,699	5	342	347
Other overseas	(10)	725	715	26	108	134
Certificates of deposits
Australia	23	900	923	(3)	184	181
New Zealand	3	80	83	-	34	34
Other overseas	(7)	527	520	8	109	117
Transactions
Australia[1]	41	2,286	2,327	5	311	316
New Zealand	4	241	245	-	60	60
Other overseas	-	4	4	2	(2)	-
Savings
Australia	34	4,059	4,093	37	218	255
New Zealand	7	398	405	1	89	90
Other overseas	-	20	20	3	-	3
Term
Australia	39	3,913	3,952	67	30	97
New Zealand	27	939	966	4	159	163
Other overseas	(3)	174	171	13	1	14
Repurchase agreements:
Australia	(17)	222	205	-	55	55
New Zealand	37	155	192	6	31	37
Other overseas	2	7	9	-	2	2
Loan capital:
Australia	84	295	379	136	44	180
New Zealand	39	4	43	5	2	7
Other overseas	-	-	-	(10)	-	(10)
Other interest bearing liabilities:
Australia	297	4,385	4,682	127	(1,055)	(928)
New Zealand	15	46	61	30	5	35
Other overseas	(1)	66	65	(1)	(37)	(38)
Total change in interest expense	624	18,721	19,345	430	240	670
Change in net interest income:
Australia[1]	348	58	406	208	(192)	16
New Zealand	17	344	361	49	193	242
Other overseas	98	291	389	(42)	87	45
Total change in net interest income	463	693	1,156	215	88	303

1.	Comparatives has been revised to align to current year presentation.